File Number: 84-1869

For the reporting period ended December 31. 2002

03054093

SEC MAIL PROCESSING SECTION RECEIVED MAR 3 1 2003 WASH. D.C. 155

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. **Full name of Registrant as stated in Question 3 of Form TA-1:**
(Do not use Form TA-2 to change name or address.)

Federated Shareholder Services Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED APR 04 2003 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 485
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 474
      ii. amount (in dollars) 4,169,090,452.

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☐ Yes   ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

   not applicable

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes   ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. 0

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. 0

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 10,653,541
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 36,570

11. a. **During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:**

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
see attached	2,818	810

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 342

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: AVP- Compliance + Risk Mgmt Telephone number: 781-681-3772
Name of Official responsible for Form: (First name, Middle name, Last name) Dianne R. Medico	Date signed (Month/Day/Year): 3/27/03

Lost Security Holder
Database Search
Statistics

Federated Shareholder Services Company

TA 2 Attachment Question 11 (a)

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
January 15, 16 & 17, 2002	405	107
February 15, 2002	120	29
March 15, 2002	65	14
April 15, 2002	260	83
May 15, 2002	393	139
June 26, 2002	354	57
July 15, 16 & 17, 2002	298	66
August 15, 2002	154	46
September 16, 2002	181	57
October 15, 2002	167	51
November 15, 2002	281	108
December 9 & 10, 2002	140	53
totals...................................	**2818**	**810**

Federated
World-Class Investment Manager℠
1099 Hingham Street
Rockland MA 02370

March 28, 2003

Securities and Exchange Commission
Office of Filings and Information Services
450 5th Street NW
Washington DC 20549-0013

RE: Annual Form TA-2 Filing
Federated Shareholder Services Company
File Number 84-1869
Period Ending: December 31, 2002

Dear Sir or Madam:

Enclosed is an executed Form TA-2, prepared by Federated Shareholder Services Company (FSSCo) for period ending December 31, 2002, as well as the requested two copies.

FSSCo is a registered transfer agent that provides services to approximately 485 individual open-end investment company securities (mutual funds). Please be aware, FSSCo did make reasonable interpretations relating to the TA-2 filing requirements. The logic used to prepare the filing for calendar year 2001 is consistent with this filing for 2002 and have been listed below for your reference.

a. 'Dividend Reinvestment Plan' – FSSCo expanded the definition of this term to include any securityholder electing to reinvest dividend and/or capital gains distributions received during the reporting period.

b. 'Dividend Disbursement' – Under Question 7.c.ii, FSSCo has expanded the definition of this term to include all dividend and capital gain earnings paid by the transfer agent during the reporting period.

c. 'AS OF' Transactions – FSSCo has defined this term to mean any transaction which could have an impact to the 'pricing' of a security and is attributable to the transfer agent operation. In addition, we focused on reporting the number of 'as-of' events, rather than the number of actual transactions which comprised an event (i.e. a cancellation and re-booking of a trade represents a single event).

d. Lost Securityholder Database Search – During the reporting period, FSSCo conducted monthly database searches to locate lost securityholders in accordance with Rule 17Ad-17. Due to form limitations, the actual dates and number of accounts submitted for search are provided on an attachment to this filing.

Based on the above, we believe the information contained in this filing is a true and accurate representation of the transfer agent activities performed during this reporting period.

I trust this information is consistent with the commission's intent. If you should have any questions, please feel free to contact me at (781) 681-3772.

Sincerely yours,

Dianne Medico

Dianne Medico
Director of Risk Management
Federated Shareholder Services Company

Enclosure(s)